BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directores) (Details) - Directors [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Directors	Dec. 31, 2016 USD ($) Directors	Dec. 31, 2015 USD ($) Directors
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf | $	$ 329	$ 322	$ 371
The number of directors compensated by the entity during the year | Directors	6	9	8